Inventories - Schedule of Inventories (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Inventories [Abstract]
Raw material	$ 1,556,842	$ 1,568,246
Finished goods	1,971,495	1,065,369
Total inventories	$ 3,528,337	$ 2,633,615